Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry forward losses	₨ 3,149		₨ 5,694
Trade payables, accrued expenses and other liabilities	3,713		3,107
Allowances for lifetime expected credit loss	4,521		4,499
Minimum alternate tax	0		74
Cash flow hedges			29
Others	318
Deferred tax assets, Gross1, Total	11,701		13,403
Property, plant and equipment	(1,840)		(2,166)
Amortizable goodwill	(1,899)		(1,810)
Intangible assets	(2,295)		(3,190)
Interest on bonds and fair value movement of investments	(1,455)		(1,712)
Cash flow hedges	(604)
Contract liabilities	(289)		(273)
Others	(1,132)		(403)
Deferred tax liability, Gross	(9,514)		(9,554)
Net deferred tax assets / (liabilities)	2,187		3,849
Deferred tax assets	5,604	$ 81	6,908
Deferred tax liabilities	₨ (3,417)	$ (49)	₨ (3,059)